As filed with the Securities and Exchange Commission on January 26, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016
Date of reporting period:  November 30, 2015

Item 1. Schedule of Investments.

Jacob Internet Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares			Value
		COMMON STOCKS - 92.2%
		Internet - Commerce - 11.1%
2,000		Amazon.com, Inc. *	$1,329,600
270,000		E-House (China) Holdings Ltd. - ADR ^	1,633,500
38,626		Shutterfly, Inc. *	1,772,933
			4,736,033
		Internet - Infrastructure - 33.4%
12,600		Apple Computer, Inc.	1,490,580
135,000		Castlight Health, Inc. - Class B *	540,000
41,500		CEVA, Inc. *	1,053,685
27,600		Cvent, Inc. *	997,188
376,000		Digital Turbine Inc. *	579,040
13,400		Ellie Mae, Inc. *	855,456
93,646		Immersion Corp. *	1,255,793
28,681		LogMeIn, Inc. *	2,048,397
416,289		Mitek Systems, Inc. *	2,185,517
171,163		Numerex Corp. *	1,122,830
15,000		Red Hat, Inc. *	1,221,150
12,000		Salesforce.com, Inc. *	956,280
			14,305,916
		Internet - Media - 47.7%
2,660		Alphabet, Inc. *	1,975,316
20,600		Facebook, Inc. *	2,147,344
168,084		Jiayuan.com International Ltd. - ADR *^	1,159,780
5,900		LinkedIn Corp. *	1,434,349
96,000		Pandora Media, Inc. *	1,324,800
44,060		SINA Corp. *^	2,228,114
85,000		Tencent Holdings Ltd. (HK) ^(a)	1,689,152
28,600		TripAdvisor, Inc. *	2,355,782
59,600		Twitter, Inc. *	1,513,840
57,274		Yahoo! Inc. *	1,936,434
86,750		Yelp Inc. *	2,613,777
			20,378,688
		TOTAL COMMON STOCKS (Cost $27,714,048)	39,420,637

		SHORT TERM INVESTMENT - 8.3%
		Money Market Fund - 8.3%
3,558,178		Fidelity Government Portfolio-Class I, 0.01% (b)	3,558,178
		TOTAL SHORT TERM INVESTMENT (Cost $3,558,178)	3,558,178

		TOTAL INVESTMENTS (Cost $31,272,226) - 100.5%	42,978,815
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(229,836)
		TOTAL NET ASSETS - 100.0%	$42,748,979

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	Level 2 Security.
	(b)	7-day yield.
	ADR	American Depositary Receipt.
	HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$4,736,033	$-	$-	$4,736,033
Internet - Infrastructure	14,305,916	-	-	14,305,916
Internet - Media	18,689,536	1,689,152	-	20,378,688
Total Common Stock	37,731,485	1,689,152	-	39,420,637

Short Term Investment
Money Market Fund	3,558,178	-	-	3,558,178

Total Investments in Securities	$41,289,663	$1,689,152	$-	$42,978,815

Jacob Small Cap Growth Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Biotech & Pharmaceuticals - 24.5%
66,000	Array BioPharma Inc. *	$261,360
20,700	Celldex Therapeutics, Inc. *	372,807
19,951	Cempra, Inc. *	636,637
56,000	Codexis, Inc. *	213,920
14,000	Esperion Therapeutics, Inc. *	397,740
1,600	Intercept Pharmaceuticals, Inc. *	282,416
22,800	Omeros Corp. *	361,380
9,700	Pacira Pharmaceuticals, Inc. *	628,075
27,000	Theravance Biopharma, Inc. *^	506,790
		3,661,125
	Chemicals - 4.1%
72,806	BioAmber Inc. *	610,842

	Energy - Exploration & Production - 4.3%
11,800	Carrizo Oil & Gas, Inc. *	476,484
110,680	Penn Virginia Corp. *	49,640
157,750	Triangle Petroleum Corp. *	120,836
		646,960
	Financial - 2.5%
26,594	First Northwest Bancorp *	372,848

	Industrial - 8.2%
69,630	CECO Environmental Corp.	605,085
30,000	MasTec, Inc. *	612,900
		1,217,985
	Medical Devices - 7.5%
33,000	Intersect ENT, Inc. *	650,430
310,600	TearLab Corp. *	462,794
		1,113,224
	Retail & Restaurants - 7.0%
816,731	Pacific Sunwear of California, Inc. *	285,937
54,200	Rave Restaurant Group, Inc. *	327,910
69,000	Tilly's Inc. - Class A *	425,730
		1,039,577
	Technology-Hardware - 2.5%
14,500	CEVA, Inc. *	368,155

	Technology-Software & Services - 38.8%
51,500	Castlight Health, Inc. - Class B *	206,000
9,400	Cvent, Inc. *	339,622
94,000	E-House (China) Holdings Ltd. - ADR ^	568,700
5,000	Ellie Mae, Inc. *	319,200
33,329	Immersion Corp. *	446,942
9,675	LogMeIn, Inc. *	690,988
64,961	Numerex Corp. *	426,144
36,600	Pandora Media, Inc. *	505,080
13,333	Shutterfly, Inc. *	611,985
15,060	SINA Corp. *^	761,584
30,250	Yelp Inc. *	911,433
		5,787,678
	TOTAL COMMON STOCKS (Cost $17,185,547)	14,818,394

Jacob Small Cap Growth Fund
Schedule of Investments (Continued)
November 30, 2015 (Unaudited)

		SHORT TERM INVESTMENT - 0.8%
		Money Market Fund - 0.8%
118,627		Fidelity Government Portfolio-Class I, 0.01% (a)	118,627
		TOTAL SHORT TERM INVESTMENT (Cost $118,627)	118,627

		TOTAL INVESTMENTS (Cost $17,304,174) - 100.2%	14,937,021
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(26,531)
		TOTAL NET ASSETS - 100.0%	$14,910,490

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$3,661,125	$-	$-	$3,661,125
Chemicals	610,842	-	-	610,842
Energy-Exploration & Production	646,960	-	-	646,960
Financial	372,848	-	-	372,848
Industrial	1,217,985	-	-	1,217,985
Medical Devices	1,113,224	-	-	1,113,224
Retail & Restaurants	1,039,577	-	-	1,039,577
Technology-Hardware	368,155	-	-	368,155
Technology-Software & Services	5,787,678	-	-	5,787,678
Total Common Stock	14,818,394	-	-	14,818,394

Short Term Investment
Money Market Fund	118,627	-	-	118,627

Total Investments in Securities	$14,937,021	$-	$-	$14,937,021

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Micro Cap Growth Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.1%
	Biotech & Pharmaceuticals - 14.1%
41,000	Array BioPharma Inc. *	$162,360
14,954	Cancer Genetics, Inc. *	52,040
3,121	Cempra, Inc. *	99,591
35,000	Codexis, Inc. *	133,700
30,000	Imprimis Pharmaceuticals, Inc. *	201,900
15,000	Omeros Corp. *	237,750
80,000	pSivida Corp. *	310,400
2,900	Tetraphase Pharmaceuticals, Inc. *	31,117
11,600	Theravance Biopharma, Inc. *^	217,732
		1,446,590
	Chemicals - 3.9%
48,110	BioAmber, Inc. *	403,643

	Energy-Exploration & Production - 0.6%
76,388	Triangle Petroleum Corp. *	58,513

	Financial - 2.2%
16,112	First Northwest Bancorp *	225,890

	Food & Beverages - 1.8%
38,013	Reed's, Inc. *	189,305

	Industrial - 6.4%
41,848	CECO Environmental Corp.	363,659
40,000	Energy Recovery, Inc. *	293,600
		657,259
	Medical Devices - 12.6%
55,671	Derma Sciences, Inc. *	249,406
68,660	iCAD, Inc. *	280,133
10,000	Intersect ENT, Inc. *	197,100
80,000	Nanosphere, Inc. *	92,000
19,350	STAAR Surgical Co. *	162,347
214,000	TearLab Corp. *	318,860
		1,299,846
	Retail & Restaurants - 7.8%
18,000	Jamba, Inc. *	251,460
429,498	Pacific Sunwear of California, Inc. *	150,367
29,300	Rave Restaurant Group, Inc. *	177,265
35,000	Tilly's Inc. - Class A *	215,950
		795,042
	Technology-Hardware - 5.2%
10,540	CEVA, Inc. *	267,611
98,200	Lantronix, Inc. *	117,840
169,700	Netlist, Inc. *	151,881
		537,332

Jacob Micro Cap Growth Fund
Schedule of Investments (Continued)
November 30, 2015 (Unaudited)

		Technology-Software & Services - 36.5%
31,000		Castlight Health, Inc. - Class B*	124,000
135,000		Digital Turbine Inc. *	207,900
66,000		E-House (China) Holdings Ltd. - ADR ^	399,300
60,599		I.D. Systems, Inc. *	228,458
23,393		Immersion Corp. *	313,700
63,232		Jiayuan.com International Ltd. - ADR *^	436,301
119,646		Mitek Systems, Inc. *	628,141
43,776		Numerex Corp. *	287,171
41,029		Sajan Inc. *	166,578
150,000		Sysorex Global Holdings Corp. *	128,250
120,800		Top Image Systems Ltd. *^	407,096
130,000		USA Technologies, Inc. *	422,500
			3,749,395
		TOTAL COMMON STOCKS (Cost $12,061,936)	9,362,815

		SHORT TERM INVESTMENT - 9.2%
		Money Market Fund - 9.2%
950,080		Fidelity Government Portfolio-Class I, 0.01% (a)	950,080
		TOTAL SHORT TERM INVESTMENT (Cost $950,080)	950,080

		TOTAL INVESTMENTS (Cost $13,012,016) - 100.3%	10,312,895
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(31,650)
		TOTAL NET ASSETS - 100.0%	$10,281,245

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the  Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Biotech & Pharmaceuticals	$1,446,590	$-	$-	$1,446,590
Chemicals	403,643			403,643
Energy-Exploration & Production	58,513	-	-	58,513
Financial	225,890	-	-	225,890
Food & Beverages	189,305	-	-	189,305
Industrial	657,259	-	-	657,259
Medical Devices	1,299,846	-	-	1,299,846
Retail & Restaurants	795,042	-	-	795,042
Technology-Hardware	537,332	-	-	537,332
Technology-Software & Services	3,749,395	-	-	3,749,395
Total Common Stock	9,362,815	-	-	9,362,815

Short Term Investment
Money Market Fund	950,080	-	-	950,080

Total Investments in Securities	$10,312,895	$-	$-	$10,312,895

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Jacob Wisdom Fund
Schedule of Investments
November 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.8%
	Air Freight & Logistics - 1.6%
1,500	Union Pacific Corp.	$125,925

	Beverages - 8.0%
1,800	Anheuser-Busch InBev NV - ADR ^	231,228
4,800	The Coca-Cola Co.	204,576
1,800	Diageo plc - ADR ^	206,208
		642,012
	Cable/Satellite TV - 2.4%
4,800	Liberty Global plc *^	196,800

	Chemicals - 4.3%
3,000	CF Industries Holdings, Inc.	138,420
5,400	Methanex Corp. ^	211,788
		350,208
	Commercial Banks - 3.1%
9,000	Banco Latinoamericano de Comercio Exterior SA ^	249,840

	Commercial Services & Supplies - 8.8%
300	AutoZone, Inc. *	235,131
900	The Sherwin-Williams Co.	248,463
3,000	Verisk Analytics, Inc. - Class A *	224,850
		708,444
	Consumer Finance - 8.3%
2,700	American Express Co.	193,428
2,400	MasterCard, Inc. - Class A	235,008
3,000	Visa Inc. - Class A	237,030
		665,466
	Consumer Non-Cyclical - 2.6%
2,400	Philip Morris International Inc.	209,736

	Food Products - 8.1%
4,500	Campbell Soup Co.	235,080
3,000	Kraft Heinz Co.	221,070
2,400	Mead Johnson Nutrition Co.	193,416
		649,566
	Health Care Equipment & Supplies - 5.7%
1,500	C.R. Bard, Inc.	280,230
2,400	DaVita HealthCare Partners Inc. *	175,296
		455,526
	Hotels, Restaurants & Leisure - 3.4%
2,400	McDonald's Corp.	273,984

	Insurance - 2.0%
1,200	Berkshire Hathaway Inc. - Class B *	160,908

	Machinery - 4.8%
1,200	Cummins Inc.	120,444
1,800	The Toro Co.	138,726
1,200	WABCO Holdings Inc. *	128,976
		388,146

Jacob Wisdom Fund
Schedule of Investments (Continued)
November 30, 2015 (Unaudited)
		Oil, Gas & Consumable Fuels - 8.6%
3,000		Chevron Corp.	273,960
3,000		Exxon Mobil Corp.	244,980
19,500		Southwestern Energy Co. *	175,695
			694,635
		Pharmaceuticals - 8.3%
2,400		Eli Lilly & Co.	196,896
4,500		Gilead Sciences, Inc.	476,820
			673,716
		Technology-Hardware & Software - 7.0%
4,800		Apple Computer, Inc.	567,840

		Textiles, Apparel & Luxury Goods - 9.8%
4,800		Kohl's Corp.	226,224
2,100		Nike, Inc. - Class B	277,788
5,400		Ross Stores, Inc.	280,854
			784,866
		TOTAL COMMON STOCKS (Cost $5,559,365)	7,797,618

		SHORT TERM INVESTMENT - 3.7%
		Money Market Fund - 3.7%
300,609		Fidelity Government Portfolio-Class I, 0.01% (a)	300,609
		TOTAL SHORT TERM INVESTMENT (Cost $300,609)	300,609

		TOTAL INVESTMENTS (Cost $5,859,974) - 100.5%	8,098,227
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(39,356)
		TOTAL NET ASSETS - 100.0%	$8,058,871

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund   if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of  the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of November 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$125,925	$-	$-	$125,925
Beverages	642,012	-	-	642,012
Cable/Satellite TV	196,800	-	-	196,800
Chemicals	350,208	-	-	350,208
Commercial Banks	249,840	-	-	249,840
Commercial Services & Supplies	708,444	-	-	708,444
Consumer Finance	665,466	-	-	665,466
Consumer Non-Cyclical	209,736	-	-	209,736
Food Products	649,566	-	-	649,566
Health Care Equipment & Supplies	455,526	-	-	455,526
Hotels, Restaurants & Leisure	273,984	-	-	273,984
Insurance	160,908	-	-	160,908
Machinery	388,146	-	-	388,146
Oil, Gas & Consumable Fuels	694,635	-	-	694,635
Pharmaceuticals	673,716	-	-	673,716
Technology-Hardware & Software	567,840	-	-	567,840
Textiles, Apparel & Luxury Goods	784,866	-	-	784,866
Total Common Stock	7,797,618	-	-	7,797,618

Short Term Investment
Money Market Fund	300,609	-	-	300,609

Total Investments in Securities	$8,098,227	$-	$-	$8,098,227

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$31,272,226
Gross unrealized appreciation	15,571,901
Gross unrealized depreciation	(3,865,312)
Net unrealized appreciation	$11,706,589

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$17,304,174
Gross unrealized appreciation	2,732,101
Gross unrealized depreciation	(5,099,254)
Net unrealized depreciation	$(2,367,153)

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$13,012,016
Gross unrealized appreciation	953,523
Gross unrealized depreciation	(3,652,644)
Net unrealized depreciation	$(2,699,121)

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at November 30, 2015 was as follows*:

Cost of investments	$5,859,974
Gross unrealized appreciation	2,758,219
Gross unrealized depreciation	(519,966)
Net unrealized appreciation	$2,238,253

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Jacob Funds Inc.

By (Signature and Title)  /s/ Ryan Jacob
                                    Ryan Jacob, President

Date  January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                          Ryan Jacob, President

Date  January 25, 2016

By (Signature and Title) /s/ Francis Alexander
                                  Francis Alexander, Treasurer

Date  January 25, 2016